Intangible Assets	12 Months Ended
Dec. 31, 2022
Disclosure Of Intangible Assets Text Block Abstract
Intangible Assets
13	Intangible Assets

Intangible assets acquired separately are measured at cost upon initial recognition, less amortization, and eventual impairment losses, if any. Internally generated intangible assets, excluding capitalized software development costs, are recognized as expenses when incurred.

Intangible assets mainly consist of software acquired from third parties and software developed for internal use and commercial rights (stores rights of use), customer list and brands.

Intangible assets with definite useful lives are amortized using the straight-line method. The amortization period and method are reviewed, at least, at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimate.

Software development costs recognized as assets are amortized over their defined useful life (5 to 10 years). The weighted average rate is 14.04%, and amortization starts when they become operational.

Intangible assets with indefinite useful lives are not amortized but tested for impairment at the end of each reporting period or whenever there are indications that their carrying amount may be impaired either individually or at the level of the cash-generating unit. The assessment is reviewed annually to determine whether the indefinite life assumption remains appropriate. Otherwise, the useful life is changed prospectively from indefinite to definite.

Intangible assets other than goodwill with indefinite useful live include tradenames and commercial rights.

When applicable, gains or losses arising from the derecognition of an intangible asset are measured as the difference between the net proceeds from the sale of the asset and its carrying amount, any gain or loss is recognized in the statement of operations in the year the asset is derecognized.

	As of December 31, 2021	Additions	Lease modification	Amortization	As of December 31, 2022

Goodwill	618	-	-	-	618
Software	75	18	-	(17)	76
Commercial rights (i)	1,136	3,139	-	(8)	4,267
Tradename	39	-	-	-	39
Subtotal	1,868	3,157	-	(25)	5,000

Lease - right of use:

Assets and rights	19	-	1	(2)	18
Subtotal	19	-	1	(2)	18
	1,887	3,157	1	(27)	5,018

(i)	Includes commercial rights related to 46 commercial points sold by GPA to the Company as a result of the Transaction for an amount of R$3,130 (see note 1.5).

	As of December 31, 2020	Additions	Amortizations	Write-off	Transfers	As of December 31, 2021

Goodwill	618	-	-	-	-	618
Software	70	21	(14)	(1)	(1)	75
Commercial rights (i)	310	833	(7)	-	-	1,136
Tradename	39	-	-	-	-	39
Subtotal	1,037	854	(21)	(1)	1	1,868

Lease - right of use:

Assets and rights	-	18	-	-	1	19
Subtotal	-	18	-	-	1	19
	1,037	872	(21)	(1)	-	1,887

(i)	Includes commercial rights related to 20 commercial points sold by GPA to the Company as a result of the Transaction for an amount of R$798 (see note 1.5).

	As of December 31, 2019	Additions	Amortizations	Write-off	Conversion adjustment to reporting currency	Transfers	Discontinued operation	As of December 31, 2020

Goodwill	787	-	-	-	38	1	(208)	618
Software	134	72	(40)	(1)	20	-	(115)	70
Commercial rights	313	6	(8)	-	(1)	-	-	310
Tradename	3,054	-	-	-	713	-	(3,728)	39
	4,288	78	(48)	(1)	770	1	(4,051)	1,037

	As of December 31,
	2022			2021
	Historical cost	Accumulated amortization	Net amount	Historical cost	Accumulated amortization	Net amount

Goodwill	871	(253)	618	871	(253)	618
Software	151	(75)	76	133	(58)	75
Commercial rights	4,299	(32)	4,267	1,160	(24)	1,136
Tradename	39	-	39	39	-	39
	5,360	(360)	5,000	2,203	(335)	1,868
Lease - right of use:
Assets and rights	29	(11)	18	28	(9)	19
Total of intangible assets	5,389	(371)	5,018	2,231	(344)	1,887

13.1	Impairment test of intangible assets with an indefinite useful life, including goodwill

The impairment test of intangible assets uses the same practices described in note 12.1.

Annually, the Company uses the Business Plan approved by the Board of Director to assess impairment for Cash Generating Units (CGUs). The Company calculated the value in use, based on cash projections from financial budgets, which were reviewed and approved by Management for the next three years, considering the assumptions updated as of December 31, 2022. The discount rate applied to cash flow projections was 12.20% as of December 31, 2022 (10.40% at December 31, 2021), and cash flows that exceed the three years period are extrapolated using a growth rate of 4.40% at December 31, 2022 (6.60% at December 31, 2021). As a result, there was no need to record a provision for impairment.

13.2	Commercial rights

Commercial rights are the right to operate stores.

As of December 31, 2022, management concluded that commercial rights are recoverable, either through the expected cash flows of the related store or the sale to third parties. Commercial rights with a define useful life are tested for impairment using the same assumptions for the Company’s impairment test (see note 12.2), following the lease agreement terms.

The amount of commercial rights recorded in 2022 is mainly related to the acquisition of Extra Hiper stores. The Company used a single CGU for the impairment test with all the stores acquired, considering the maturation period of the stores (2 years).

13.3	Additions to intangible assets for cash flow presentation purpose are as follows

	2022	2021	2020
Additions	3,157	872	25
Lease	-	(18)	-
Financing of intangible assets – Additions	(3,130)	-	-
Financing of intangible assets – Payments	609	-	-
Total	636	854	25